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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549



                                   FORM N-Q


            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number 811-3023


                                  FORUM FUNDS
                              TWO PORTLAND SQUARE
                              PORTLAND, ME 04101
                                 207-879-1900


          SIMON D. COLLIER, PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER
                              TWO PORTLAND SQUARE
                              PORTLAND, ME 04101
                                 207-553-7110


Date of fiscal year end: September 30


Date of reporting period: October 1, 2007 - December 31, 2007

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ITEM 1. SCHEDULE OF INVESTMENTS.

GRISANTI BROWN VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)

SHARES          SECURITY DESCRIPTION                                  VALUE
------------    -------------------------------------------------   ----------
COMMON STOCK - 91.4%

CAPITAL GOODS - 20.4%
   27,300       Foster Wheeler, Ltd. (a)                             4,232,046
   65,850       Honeywell International, Inc.                        4,054,384
   88,900       KBR, Inc. (a)                                        3,449,320
                                                                    ----------
                                                                    11,735,750
                                                                    ----------

CONSUMER DISCRETIONARY - 8.2%
   83,700       Trane, Inc.                                          3,909,627
   15,800       WABCO Holdings, Inc.                                   791,422
                                                                    ----------
                                                                     4,701,049
                                                                    ----------

CONSUMER STAPLES - 15.5%
   100,100      Archer-Daniels-Midland Co.                           4,647,643
   111,025      Comcast Corp., Class A (a)                           2,027,317
   138,150      Time Warner, Inc.                                    2,280,857
                                                                    ----------
                                                                     8,955,817
                                                                    ----------

ENERGY - 6.7%
   108,350      Williams Cos., Inc.                                  3,876,763
                                                                    ----------

FINANCIAL - 16.3%
   39,700       Legg Mason, Inc.                                     2,904,055
   38,500       ACE, Ltd.                                            2,378,530
   70,100       American International Group, Inc.                   4,086,830
                                                                    ----------
                                                                     9,369,415
                                                                    ----------

TECHNOLOGY - 15.0%
   107,100      Cisco Systems, Inc. (a)                              2,899,186
   57,600       Hewlett-Packard Co.                                  2,907,648
   79,550       Microsoft Corp.                                      2,831,980
                                                                    ----------
                                                                     8,638,814
                                                                    ----------

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TELECOMMUNICATIONS - 4.1%
   781,300        Level 3 Communications, Inc. (a)                 2,375,152
                                                                 -----------

UTILITIES - 5.2%
   419,600        Dynegy, Inc., Class A (a)                        2,995,944
                                                                 -----------
Total Common Stock (Cost $45,502,343)                             52,648,704
                                                                 -----------
PRINCIPAL

SHORT-TERM INVESTMENT - 11.3%

MONEY MARKET DEPOSIT ACCOUNT - 11.3%
   6,502,417      Citibank Money Market Deposit Account, 4.13%
                  (Cost $6,502,417)                              $ 6,502,417
                                                                 -----------

TOTAL INVESTMENTS - 102.7%
(COST $52,004,760)*                                              $59,151,121
Other Assets and Liabilities, Net - (2.7)%                        (1,553,045)
                                                                 -----------
TOTAL NET ASSETS - 100.0%                                        $57,598,076
                                                                 ===========

(a) Non-income producing security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

            Gross Unrealized Appreciation              $11,071,827
            Gross Unrealized Depreciation               (3,925,466)
                                                       -----------
            Net Unrealized Appreciation (Depreciation) $ 7,146,361
                                                       ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's Principal Executive and Principal Financial Officers have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. CERTIFICATIONS AS REQUIRED BY RULE 30A-2(A) UNDER THE ACT ARE ATTACHED HERETO.

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                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:   /s/ Simon D. Collier
      --------------------------
      Simon D. Collier,
      Principal Executive
      Officer

Date: 2/29/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Simon D. Collier
      --------------------------
      Simon D. Collier,
      Principal Executive
      Officer

Date: 2/29/08


By:   /s/ Trudance L.C. Bakke
      --------------------------
      Trudance L.C. Bakke,
      Principal Financial
      Officer

Date: 2/29/08